CONDENSED STATEMENTS OF CASH FLOWS $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Cash flows from operating activities
Net loss	$ (38,582)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,162
Amortization of debt issuance costs and debt discount	186
Stock-based compensation	4,197
Noncash interest expense and other charges	1,649
Loss on disposal of property and equipment	2
Provision for doubtful accounts receivable	102
Provision for excess and obsolete inventories	5,180
Changes in operating assets and liabilities:
Accounts receivable	2,270
Inventories	(1,789)
Prepaid expenses and other current assets	(219)
Other assets	(8)
Accounts payable	(766)
Accrued compensation	(1,406)
Accrued expenses and other current liabilities	(896)
Other long-term liabilities and accrued interest	(381)
Net cash used in operating activities	(29,299)
Cash flows from investing activities
Purchase of property and equipment	(45)
Proceeds from sale of property and equipment	4
Net cash used in investing activities	(41)
Cash flows from financing activities
Principal paydown of capital lease obligations	(19)
Proceeds from public offerings, net of issuance costs	3,187
Proceeds from the issuance of common stock	246
Net cash provided by financing activities	3,414
Net change in cash and cash equivalents	(25,926)
Cash and cash equivalents, beginning of period	36,096
Cash and cash equivalents, end of period	10,170
Supplemental disclosure of cash flow information
Cash paid for interest	3,637
Noncash investing and financing activities:
Disposal of fully depreciated property and equipment	158
Transfer between inventory and property and equipment	$ 24